Intangible assets (Details 1) - Goodwill [Member] - Air Transportation [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 3,803,774	R$ 3,544,950
Intangible assets - value in use	R$ 34,224,861	R$ 36,535,754
Discount rate applied to cash flow projections	15.79%	14.84%
Growth rate used to extrapolate cash flow projections	3.37%	3.18%
Cash generating sensitivity unit value in use	R$ 28,513,408	R$ 30,481,528
Intangible assets with indefinite useful life	(5,711,453)	(6,054,226)
Cash generating variation unit value in use	21,713,858	23,706,460
Intangible assets with indefinite useful life2	R$ (12,511,003)	R$ (12,829,294)